Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 107,699	$ 114,187
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 64,800	$ 63,500